Consolidated Statements of Shareholders' Equity (USD $)	Total	Common Stock [Member]	Series A Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings, Appropriated [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2010		$ 9,915	$ 72,953	$ 90,730,448	$ 6,012,675	$ 2,094,850	$ 7,194,141
Balance, shares at Dec. 31, 2010		9,914,604	7,295,328
Net (loss) income	(16,583,381)					(16,583,381)
Compensation expense for stock option granted				864,608
Preferred stock converted to common stock, shares		533	(16,008)	15,475
Preferred stock converted to common stock		533,593	(1,600,779)
Appropriation to statutory reserves					1,269,885	(1,269,885)
Foreign currency translation adjustment							4,033,171
Balance at Dec. 31, 2011	94,429,380	10,448	56,945	91,610,531	7,282,560	(15,758,416)	11,227,312
Balance, shares at Dec. 31, 2011		10,448,197	5,694,549
Net (loss) income	(31,042,540)					(31,042,540)
Compensation expense for stock option granted				850,381
Preferred stock converted to common stock, shares		1,104	(33,084)	31,980
Preferred stock converted to common stock		1,103,390	(3,308,439)
Appropriation to statutory reserves					1,040,752	(1,040,752)
Foreign currency translation adjustment							1,322,788
Balance at Dec. 31, 2012	$ 65,560,009	$ 11,552	$ 23,861	$ 92,492,892	$ 8,323,312	$ (47,841,708)	$ 12,550,100
Balance, shares at Dec. 31, 2012		11,551,587	2,386,110